JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Argentina — 2.3%
Vista Energy SAB de CV, ADR *	2,267	159,704
YPF SA, ADR *	1,767	92,846
		252,550
Brazil — 12.0%
Axia Energia SA	7,182	75,138
Axia Energia SA (Preference) *	1,307	13,491
Banco BTG Pactual SA	17,655	197,509
Cia Paranaense de Energia - Copel	30,927	90,600
Embraer SA, ADR	2,234	152,667
Itau Unibanco Holding SA, ADR	11,710	99,064
MercadoLibre, Inc. *	77	145,490
NU Holdings Ltd., Class A *	19,380	277,725
Petroleo Brasileiro SA, ADR	5,152	88,349
Telefonica Brasil SA	9,709	62,724
WEG SA	10,938	102,359
		1,305,116
China — 17.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	925	47,014
Alibaba Group Holding Ltd., ADR	1,013	123,864
Atour Lifestyle Holdings Ltd., ADR	1,088	37,349
Contemporary Amperex Technology Co. Ltd., Class A	2,746	160,847
Full Truck Alliance Co. Ltd., ADR	5,024	47,681
Fuyao Glass Industry Group Co. Ltd., Class A	11,685	103,187
H World Group Ltd., ADR	1,447	61,756
Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,218	83,846
Loncin Motor Co. Ltd., Class A	28,444	61,964
Midea Group Co. Ltd., Class A	7,577	98,271
Montage Technology Co. Ltd., Class A	2,486	75,300
Sieyuan Electric Co. Ltd., Class A	4,827	111,799
Tencent Holdings Ltd.	6,093	372,276
Trip.com Group Ltd., ADR *	1,345	63,217
Victory Giant Technology Huizhou Co. Ltd., Class A	1,686	47,553
XCMG Construction Machinery Co. Ltd., Class A	55,706	73,901
Yum China Holdings, Inc.	1,888	90,962
Zhongji Innolight Co. Ltd., Class H *	632	82,805
Zijin Mining Group Co. Ltd., Class H	33,750	143,302
		1,886,894
Greece — 0.7%
National Bank of Greece SA	3,833	71,723
Guatemala — 1.1%
Millicom International Cellular SA	1,272	121,413
Hong Kong — 2.6%
AIA Group Ltd.	15,602	157,282
Techtronic Industries Co. Ltd.	7,208	121,094
		278,376

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hungary — 1.3%
OTP Bank Nyrt.	930	137,780
India — 10.3%
Bajaj Finance Ltd.	16,806	200,909
Bharat Electronics Ltd.	12,669	51,491
Bharti Airtel Ltd.	7,496	154,864
Cholamandalam Investment and Finance Co. Ltd.	7,154	138,635
HDFC Asset Management Co. Ltd. (a)	5,244	143,672
Lodha Developers Ltd. (a)	5,363	69,907
Mahindra & Mahindra Ltd.	1,513	53,866
Max Healthcare Institute Ltd.	6,622	76,215
NTPC Ltd.	21,777	79,194
Polycab India Ltd.	662	63,115
Shriram Finance Ltd.	8,094	88,715
		1,120,583
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV, Class O	11,035	127,203
Grupo Mexico SAB de CV	6,153	73,998
		201,201
Panama — 0.6%
Copa Holdings SA, Class A	485	68,416
Peru — 1.7%
Credicorp Ltd.	450	180,343
Saudi Arabia — 0.3%
Al Rajhi Bank	2,030	33,871
Singapore — 0.3%
Sea Ltd., ADR *	326	34,800
South Africa — 1.0%
Capitec Bank Holdings Ltd.	375	107,030
South Korea — 17.3%
APR Corp.	333	73,864
Hanwha Aerospace Co. Ltd.	312	200,612
Kia Corp.	425	38,305
Samsung Biologics Co. Ltd. * (a)	89	91,125
Samsung Electronics Co. Ltd.	3,577	622,564
SK hynix, Inc.	747	848,915
		1,875,385
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	7,359	206,294
Taiwan — 23.6%
Accton Technology Corp.	2,258	146,357
Asia Vital Components Co. Ltd.	956	67,227
Chroma ATE, Inc.	1,210	76,020
Delta Electronics, Inc.	2,279	112,121

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Elite Material Co. Ltd.	767	110,144
Hon Precision, Inc.	3	557
King Slide Works Co. Ltd.	291	69,730
MediaTek, Inc.	1,727	183,963
MPI Corp.	566	90,066
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	811	327,719
Taiwan Semiconductor Manufacturing Co. Ltd.	18,649	1,379,378
		2,563,282
Turkey — 1.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	16,942	122,025
United Arab Emirates — 1.7%
Abu Dhabi Islamic Bank PJSC	10,902	62,976
Emaar Properties PJSC	38,774	115,725
		178,701
United States — 0.5%
Monolithic Power Systems, Inc.	41	58,335
Total Common Stocks (Cost $6,426,414)		10,804,118
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (b) (c) (Cost $111,271)	111,268	111,291
Total Investments — 100.6% (Cost $6,537,685)		10,915,409
Liabilities in Excess of Other Assets — (0.6)%		(65,693)
NET ASSETS — 100.0%		10,849,716

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	27.6%
Banks	12.0
Technology Hardware, Storage & Peripherals	7.0
Aerospace & Defense	4.8
Electrical Equipment	4.0
Consumer Finance	3.9
Interactive Media & Services	3.4
Electronic Equipment, Instruments & Components	3.2
Capital Markets	3.1
Oil, Gas & Consumable Fuels	3.1
Broadline Retail	2.8
Machinery	2.6
Wireless Telecommunication Services	2.5
Hotels, Restaurants & Leisure	2.3
Communications Equipment	2.1
Metals & Mining	2.0
Real Estate Management & Development	1.7
Electric Utilities	1.7
Insurance	1.4
Automobiles	1.4
Automobile Components	1.0
Others (each less than 1.0%)	5.4
Short-Term Investments	1.0

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$252,550	$—	$—	$252,550
Brazil	1,305,116	—	—	1,305,116
China	569,598	1,317,296	—	1,886,894
Greece	—	71,723	—	71,723
Guatemala	121,413	—	—	121,413
Hong Kong	—	278,376	—	278,376
Hungary	—	137,780	—	137,780
India	—	1,120,583	—	1,120,583

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$201,201	$—	$—	$201,201
Panama	68,416	—	—	68,416
Peru	180,343	—	—	180,343
Saudi Arabia	—	33,871	—	33,871
Singapore	34,800	—	—	34,800
South Africa	—	107,030	—	107,030
South Korea	—	1,875,385	—	1,875,385
Spain	—	206,294	—	206,294
Taiwan	327,719	2,235,563	—	2,563,282
Turkey	122,025	—	—	122,025
United Arab Emirates	—	178,701	—	178,701
United States	58,335	—	—	58,335
Total Common Stocks	3,241,516	7,562,602	—	10,804,118
Short-Term Investments
Investment Companies	111,291	—	—	111,291
Total Investments in Securities	$3,352,807	$7,562,602	$—	$10,915,409
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$—	$1,998,217	$1,886,919	$(9)	$2	$111,291	111,268	$1,126	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	70,284	938,820	1,009,104	—	—	—	—	2,220	—
Total	$70,284	$2,937,037	$2,896,023	$(9)	$2	$111,291		$3,346	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.